Finance Costs - Summary Of Information About Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Finance Costs [Abstract]
Interest on bank borrowings	$ 769	$ 0		$ 0
Interest on amount due to a non-controlling shareholder	426	0		0
Finance costs	$ 1,195	$ 0	[1]	$ 0	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.